Financial Risk Management - Schedule of Balances Held at the End of Year with an Analysis which Assesses Impact on Profit and Loss Due to Change in Exchange Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	$ (89,799)	$ (35,290)	$ (76,815)
+20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(107)	(674)
-20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	107	1,361
Bank Accounts | USD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	383	81
Bank Accounts | USD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	77	(14)
Bank Accounts | USD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(77)	20
Bank Accounts | CHF | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	49	157
Bank Accounts | CHF | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	10	31
Bank Accounts | CHF | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(10)	(31)
Bank Accounts | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	83	178
Bank Accounts | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	12	49
Bank Accounts | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(12)	(49)
Bank Accounts | EUR | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	4	2
Bank Accounts | EUR | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	1	0
Bank Accounts | EUR | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(1)	0
Trade and Other Receivables | USD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held		10,000
Trade and Other Receivables | USD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)		(1,667)
Trade and Other Receivables | USD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)		2,500
Trade and Other Receivables | CHF | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	2	6
Trade and Other Receivables | CHF | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	0	1
Trade and Other Receivables | CHF | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	0	(1)
Trade and Other Receivables | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	30	29
Trade and Other Receivables | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	4	8
Trade and Other Receivables | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(4)	(8)
Trade and Other Receivables | EUR | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	8	4,750
Trade and Other Receivables | EUR | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	2	815
Trade and Other Receivables | EUR | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(2)	(815)
Trade Payables and Accruals | USD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(490)	(1,797)
Trade Payables and Accruals | USD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(98)	300
Trade Payables and Accruals | USD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	98	(449)
Trade Payables and Accruals | CHF | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(55)	(50)
Trade Payables and Accruals | CHF | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(11)	(10)
Trade Payables and Accruals | CHF | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	11	10
Trade Payables and Accruals | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(193)	(176)
Trade Payables and Accruals | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(28)	(48)
Trade Payables and Accruals | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	28	48
Trade Payables and Accruals | EUR | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(86)	(1)
Trade Payables and Accruals | EUR | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(19)	0
Trade Payables and Accruals | EUR | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	19	0
Trade Payables and Accruals | AUD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(280)	(446)
Trade Payables and Accruals | AUD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(39)	(121)
Trade Payables and Accruals | AUD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	39	121
Trade Payables and Accruals | GBP | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(30)	(52)
Trade Payables and Accruals | GBP | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(8)	0
Trade Payables and Accruals | GBP | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	8	(2)
Trade Payables and Accruals | SEK | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held		(118)
Trade Payables and Accruals | SEK | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)		2
Trade Payables and Accruals | SEK | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)		(3)
Provisions | CHF | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held		(2)
Provisions | CHF | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)		0
Provisions | CHF | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)		0
Provisions | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(70)	(74)
Provisions | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(10)	(20)
Provisions | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	$ 10	$ 20